DEFERRED CHARGES (Schedule of deferred charges) (Details) - USD ($)	Jul. 31, 2016	Jul. 31, 2015
Leasing Charges
Deferred charges	$ 3,348,031	$ 3,745,207
Less accumulated amortization	1,404,267	1,548,769
Leasing Brokerage Commissions [Member]
Leasing Charges
Deferred charges	2,942,583	3,339,759
Less accumulated amortization	1,134,929	1,304,518
Professional Fees For Leasing [Member]
Leasing Charges
Deferred charges	405,448	405,448
Less accumulated amortization	$ 269,338	$ 244,251